STOCK OPTIONS AND WARRANTS (Details 1) - Warrant [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares Under Warrants
Outstanding, beginning balance	11,084,426	12,373,156	108,734
Issued	0	0	12,387,156
Exercised	(3,882,210)	(1,288,730)	0
Expired	0	0	(122,734)
Outstanding, ending balance	7,202,216	11,084,426	12,373,156	108,734
Weighted Average Exercise Price
Outstanding, beginning balance	$ 2.51	$ 2.51	$ 123.00
Issued	0		2.50
Exercised	2.5	2.50	0
Expired	0
Outstanding, ending balance	$ 2.51	$ 2.51	$ 2.51	$ 123.00
Weighted Average Remaining Contractual Life
Outstanding	3 years 3 months 18 days	3 years 10 months 24 days	4 years 1 month 6 days	3 years 6 months
Aggregate Intrinsic Value
Outstanding, beginning balance	$ 59,518	$ 31,056	$ 0
Outstanding, ending balance	$ 37,596	$ 59,518	$ 31,056	$ 0